Net Income Per Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income		¥ 583,499	$ 91,565		¥ 884,158		¥ 468,173
Numerator for basic and diluted net income per share		¥ 583,499	$ 91,565		¥ 884,158		¥ 468,173
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		238,198,117	238,198,117		227,081,238		214,811,862
—Diluted effect of share options		497,861	497,861		8,076,339		14,060,031
—Diluted effect of restricted share units		3,094,467	3,094,467		3,474,036		3,153,068
WeightedAverageNumberOfDilutedSharesOutstanding		241,790,445	241,790,445		238,631,613		232,024,961
Net income per ordinary share
—Basic | (per share)		¥ 2.45	$ 0.38	[1]	¥ 3.89	[1]	¥ 2.18	[1]
—Diluted | (per share)		¥ 2.41	$ 0.38	[1]	¥ 3.71	[1]	¥ 2.02	[1]
ADS [Member]
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		238,198,117	238,198,117		227,081,238		214,811,862
WeightedAverageNumberOfDilutedSharesOutstanding		241,790,445	241,790,445		238,631,613		232,024,961
Net income per ordinary share
—Basic | (per share)	[1]	¥ 2.45	$ 0.38		¥ 3.89		¥ 2.18
—Diluted | (per share)	[1]	¥ 2.41	$ 0.38		¥ 3.71		¥ 2.02

[1]	Each ADS represents one Class A ordinary share.